Document And Entity Information	Jul. 24, 2019
Document Information [Line Items]
Entity Registrant Name	AVX Corp
Document Type	8-K
Document Period End Date	Jul. 24, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7201
Entity Tax Identification Number	33-0379007
Entity Address, Address Line One	1 AVX Boulevard
Entity Address, City or Town	Fountain Inn
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29644
City Area Code	864
Local Phone Number	967-2150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0000859163